      As filed with the Securities and Exchange Commission on May 27, 1999

                                                      Registration No. 333-42705
                                                                       811-08565
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933                         / /

                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 2                       /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       / /
                               AMENDMENT NO. 3                               /X/

                        (Check appropriate box or boxes)
                            ------------------------

                     PRUDENTIAL REAL ESTATE SECURITIES FUND
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
              (Address of Principal Executive Offices) (Zip Code)
                            ------------------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                         MARGUERITE E.H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
                    (Name and Address of Agent for Service)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.
                            ------------------------

             It is proposed that this filing will become effective
                            (check appropriate box):
                        / / immediately upon filing pursuant to paragraph (b)

                        /X/ on June 2, 1999 pursuant to paragraph (b)

                        / / 60 days after filing pursuant to paragraph (a)(1)
                        / / on (date) pursuant to paragraph (a)(1)
                        / / 75 days after filing pursuant to paragraph (a)(2)
                        / / on (date) pursuant to paragraph (a)(2) of Rule 485
                           If appropriate, check the following box:
                        / / this post-effective amendment designates a new
                            effective date for a previously filed post-effective amendment.

    Title of Securities Being Registered . . . Shares of Beneficial Interest, $.001 par value per share.

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

    Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively of Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-1A (File No. 333-42705) filed on March 23, 1999.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 26th day of May, 1999.

                       PRUDENTIAL REAL ESTATE SECURITIES FUND

                       By  /s/ John R. Strangfeld, Jr.
         -----------------------------------------------------------------------
                       JOHN R. STRANGFELD, JR., PRESIDENT

    Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                  SIGNATURE                                 TITLE                      DATE
---------------------------------------------  -------------------------------  -------------------

/s/ Edward D. Beach                            Trustee                                 May 26, 1999
------------------------------------
  EDWARD D. BEACH

/s/ Delayne Dedrick Gold                       Trustee                                 May 26, 1999
------------------------------------
  DELAYNE DEDRICK GOLD

/s/ Robert F. Gunia                            Trustee                                 May 26, 1999
------------------------------------
  ROBERT F. GUNIA

/s/ Douglas H. McCorkindale                    Trustee                                 May 26, 1999
------------------------------------
  DOUGLAS H. MCCORKINDALE

/s/ Thomas T. Mooney                           Trustee                                 May 26, 1999
------------------------------------
  THOMAS T. MOONEY

/s/ Stephen P. Munn                            Trustee                                 May 26, 1999
------------------------------------
  STEPHEN P. MUNN

/s/ Richard A. Redeker                         Trustee                                 May 26, 1999
------------------------------------
  RICHARD A. REDEKER

/s/ Robin B. Smith                             Trustee                                 May 26, 1999
------------------------------------
  ROBIN B. SMITH

/s/ John R. Strangfeld, Jr.                    President and Trustee                   May 26, 1999
------------------------------------
  JOHN R. STRANGFELD, JR.

/s/ Louis A. Weil, III                         Trustee                                 May 26, 1999
------------------------------------
  LOUIS A. WEIL, III

/s/ Clay T. Whitehead                          Trustee                                 May 26, 1999
------------------------------------
  CLAY T. WHITEHEAD

/s/ Grace C. Torres                            Treasurer and Principal                 May 26, 1999
------------------------------------           Financial and Accounting
  GRACE C. TORRES                              Officer

                               INDEX TO EXHIBITS

EXHIBIT
NO.  DESCRIPTION
---  ---------------------------------------------------------------------------------------------
(a)  (1) Agreement and Declaration of Trust. Incorporated by reference to Exhibit No. 1 to the
         Registration Statement on Form N-1A (File No. 333-42705) filed on December 19, 1997.
     (2) First Amendment to Agreement and Declaration of Trust. Incorporated by reference to
         Exhibit No. 1(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form
         N-1A (File No. 333-42705) filed on March 9, 1998.
     (3) Certificate of Trust.*
     (4) Amended Certificate of Trust.*
(b)  By-Laws. Incorporated by reference to Exhibit No. 2 to the Registration Statement on Form
     N-1A (File No. 333-42705) filed on December 19, 1997.
(c)  Instruments defining rights of shareholders. Incorporated by reference to Exhibit No. 4 to the Registration Statement on Form N-1A (File No. 333-42705) filed on December 19, 1997.
(d)  (1) Management Agreement between the Registrant and Prudential Investments Fund Management
         LLC. Incorporated by reference to Exhibit No. (d)(1) to Post-Effective Amendment No. 1 to
         the Registration Statement on Form N-1A (File No. 333-42705) filed on March 23, 1999.
     (2) Subadvisory Agreement between Prudential Investments Fund Management LLC and The
         Prudential
         Investment Corporation. Incorporated by reference to Exhibit No. (d)(2) to Post-Effective
         Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-42705) filed on
         March 23, 1999.
(e)  (1) Distribution Agreement between the Registrant and Prudential Investment Management
         Services LLC. Incorporated by reference to Exhibit No. (e)(1) to Post-Effective Amendment
         No. 1 to the Registration Statement on Form N-1A (File No. 333-42705) filed on March 23,
         1999.
     (2) Form of Selected Dealer Agreement. Incorporated by reference to Exhibit No. (e)(2) to
         Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No.
         333-42705) filed on March 23, 1999.
(g)  Custodian Contract between the Registrant and State Street Bank and Trust Company.
     Incorporated by reference to Exhibit No. 8 to the Registration Statement on Form N-1A (File
     No. 333-42705) filed on December 19, 1997.
(h)  Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund
     Services LLC. Incorporated by reference to Exhibit No. (h) to Post-Effective Amendment No. 1
     to the Registration Statement on Form N-1A (File No. 333-42705) filed on March 23, 1999.
(i)  (1) Opinion of Gardner, Carton & Douglas. Incorporated by reference to Exhibit No. 10 to
         Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No.
         333-42705) filed on March 9, 1998.
     (2) Consent of Gardner, Carton & Douglas.*
(j)  Consent of Independent Accountants.*
(l)  Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment
     No. 1 to the Registration Statement on Form N-1A (File No. 333-42705) filed on March 9, 1998.
(m)  (1) Amended and Restated Distribution and Service Plan for Class A Shares. Incorporated by
         reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 1 to the Registration
         Statement on Form N-1A (File No. 333-42705) filed on March 23, 1999.
     (2) Amended and Restated Distribution and Service Plan for Class B Shares. Incorporated by
         reference to Exhibit No. (m)(2) to Post-Effective Amendment No. 1 to the Registration
         Statement on Form N-1A (File No. 333-42705) filed on March 23, 1999.
     (3) Amended and Restated Distribution and Service Plan for Class C Shares. Incorporated by
         reference to Exhibit No. (m)(3) to Post-Effective Amendment No. 1 to the Registration
         Statement on Form N-1A (File No. 333-42705) filed on March 23, 1999.
(n)  Amended and Restated Rule 18f-3 Plan. Incorporated by reference to Exhibit No. (o) to
     Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No.
     333-42705) filed on March 23, 1999.

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 *To be filed by amendment.